Balances and Transactions in Foreign Currencies - Summary of Assets, Liabilities Foreign Currencies (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	$ 70,076	$ 69,843
Long-Term Assets	13,631	1,822
Short-Term Liabilities	5,066	6,462
Long-Term Liabilities	85,651	96,689
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	69,281	69,772
Long-Term Assets	12,026	148
Short-Term Liabilities	4,625	4,241
Long-Term Liabilities	63,112	73,115
Euro [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	749	25
Short-Term Liabilities	417	1,881
Long-Term Liabilities	22,538	23,573
Other currencies [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	46	46
Long-Term Assets	1,605	1,674
Short-Term Liabilities	24	340
Long-Term Liabilities	$ 1	$ 1